Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	Hines Global Income Trust, Inc.
Entity File Number	000-55599
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	80-0947092
Entity Address, Address Line One	845 Texas Avenue
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002-1656
City Area Code	888
Local Phone Number	220-6121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001585101
Amendment Flag	false